2. Basis of Presentation and Significant Accounting Policies (Details Narrative) - USD ($)	8 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Working capital		$ (4,700,000)		$ 78,000
Cash equivalents	$ 427,954	9,355,496		10,471,296
Liabilities	134,053	24,703,399		41,225,641
Assets held in trust	138,980,353	$ 0		$ 141,307,307
Offering costs	$ 3,242,226
Possible antidilutive shares		21,284,061	4,400,000
Common stock shares subject to possible redemption	13,348,443	0		13,283,086
Contract liabilities		$ 38,245
Revenue recognized from performance obligations		$ 0
Warrants [Member]
Possible antidilutive shares		18,637,003	3,800,000	14,845,000
Rights [Member]
Possible antidilutive shares				1,484,500
Marketable Securities [Member]
Assets held in trust	$ 138,940,611			$ 141,304,995
Cash [Member]
Assets held in trust	$ 39,742			$ 2,312